Repossessed Assets Acquired In Settlement Of Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 2,721,214	$ 4,361,411	$ 3,229,710
Additions	580,748	1,026,178	4,362,635
Sales	(2,028,170)	(2,626,375)	(2,918,587)
Write-downs	(158,121)	(40,000)	(312,347)
Balance, end of year	$ 1,115,671	$ 2,721,214	$ 4,361,411